Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,271,149.4
Total Fee Amount	3,489.95
Total Offset Amount	0
Net Fee	$ 3,489.95
Offset Table N/A	N/A